Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred federal and state:
Total deferred federal and state	$ 70,147	$ 68,097	$ 62,314
Deferred ITC, net	(861)	(861)	(868)
Total deferred income tax expense	69,286	67,236	61,446
Property-related items [Member]
Deferred federal and state:
Total deferred federal and state	62,737	64,249	51,710
Purchased gas cost adjustments [Member]
Deferred federal and state:
Total deferred federal and state	16,189	1,755	(92)
Employee benefits [Member]
Deferred federal and state:
Total deferred federal and state	(2,769)	564	11,766
All other deferred [Member]
Deferred federal and state:
Total deferred federal and state	$ (6,010)	$ 1,529	$ (1,070)